As filed with the Securities and Exchange Commission on February 19, 2026

File Nos. 33-499 and 811-4417

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933

Post-Effective Amendment No. 77

and

Registration Statement Under the Investment Company Act of 1940

Amendment No. 78

SHELTON FUNDS

(Exact Name of Registrant as Specified in its Charter)

1125 17th Street, Suite 2550, Denver, CO 80202

(Address of Principal Executive Office)

(303) 228-8985

Registrant’s Telephone Number

STEPHEN C. ROGERS

1125 17th Street, Suite 2550, Denver, CO 80202

(Name and Address of Agent for Service)

As soon as practicable after the effective date of this Amendment

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☐	on ______ pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☒	75 days after filing pursuant to Rule 485(a)(2)
☐	on _______ pursuant to Rule 485(a)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

Telephone: (303) 892-7381

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	February 19, 2026

PROSPECTUS

[________], 2026

Shelton Tactical Growth and Income ETF: [TCKR]

The Securities and Exchange Commission has not approved or disapproved these securities or passed on whether the information in this prospectus is adequate or accurate. Any representation to the contrary is a criminal offense. The Fund is not a bank deposits and is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC). The Fund or some share classes in this Prospectus may not be available in your state. Please check with your advisor to determine those Fund and classes available for sale in your state.

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SHELTON TACTICAL GROWTH AND INCOME ETF Ticker Symbol: [TCKR]

Investment Objective

The Shelton Tactical Growth and Income ETF (the “Fund”) seeks long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management fees	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%[2]
Total annual operating expenses	[__]%

1The Fund’s advisory agreement provides that Shelton Capital Management (“Shelton,” or the Adviser) will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

2”Other Expenses” are based on estimated amounts for the current fiscal year.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $66           3 Years: $208           5 Years: $362           10 Years: $810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs,which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the STF Tactical Growth & Income ETF (the “Predecessor Fund”). During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that that will invest, under normal circumstances, in a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the [          ] Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash or cash equivalents (the “Cash Equivalents”). In addition, the Fund also may opportunistically employ an options spread strategy, as discussed in more detail below.

In making investment decisions for the Fund, the Portfolio Managers utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but are primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Portfolio Managers will adjust the Fund’s portfolio allocation between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the Portfolio Managers use the TUG Model to assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond or Cash Equivalents.

The TUG Model monitors several moving averages of various lengths to measure underlying trends within the [ ] Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength. The Fund’s exposure to sectors may change over time.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents to respond to adverse market, economic, political, or other conditions, to look for suitable investment opportunities, or to maintain liquidity.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Options Spread Strategy

The Portfolio Managers also may opportunistically invest in options to seek to enhance the Fund’s return. The Fund’s options spread strategy typically consists of two components: (i) selling call options on the [          ] Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference assets.

Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.

Long Call Options. When the Fund purchases a call option, the Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Fund exercises its call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

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The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale. The Fund’s option spread strategy typically consists of two components: (1) selling call options on the [          ] Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (2) simultaneously reinvesting a portion of such premium to buy call options on the [          ] Index. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the [          ] Index. The call options used by the Fund will be traded on a national securities exchange and be settled in cash.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Securities Risk. The Fund invests in options that derive their performance from the performance of the Nasdaq-100 Index. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

●	Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or ignificantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions and derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Fixed Income Risk. Current market conditions and the actions of governmental authorities and regulators in response to COVID-19 and its far-reaching effects present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the current environment is exposing fixedincome and debt markets to significant volatility and reduced liquidity for Fund investments.

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

●	Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

●	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

●	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

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Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.

Manufacturing Sector Risk. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Market Capitalization Risk (Large-Capitalization Investing). The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown whether circumstances related to the COVID-19 or other pandemics will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Other Investment Company Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.

Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

Tax Risk. The writing of options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Fund may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions.

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U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website www.sheltoncap.com or by calling (800) 955-9988.

Fund Management

Shelton Capital Management serves as the investment adviser to the Fund. The Fund is managed by a team consisting of [Name] and [Name] (the “Portfolio Managers), who are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. [Name] has served as a Portfolio Manager of the Fund since its inception in [__].

Other Important Information About Fund Shares

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at net asset value (“NAV”) only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with Paralel Distributors LLC, the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. When spreads widen or premiums and discounts become larger than usual, particularly during times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the ETF’s shares when they buy or sell in secondary markets.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on NYSE Arca (“NYSE Arca” or the “Exchange”) under the ticker symbol [TCKR].

Because the shares trade at market prices rather than NAV, shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

The Fund’s bid-ask spread, net asset value, market price, and premiums and discounts, will be disclosed on the Fund’s website at www.sheltoncap.com.

If you have questions or need assistance, you may call client services for Shelton Funds at (800) 955- 9988 during normal business hours (generally 8:00 a.m. to 5:00 p.m. Mountain Time).

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions may be taxable as ordinary income, capital gains, exempt-interest dividends, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker-Dealers and other Financial Intermediaries. If you purchase the Fund through an employee benefit plan, the Fund, Shelton Capital Management or related entities may make payments to the recordkeeper, broker/ dealer, bank, or other financial institution or organization (each a “financial intermediary”) that provides shareholder recordkeeping or other administrative services to the plan as compensation for those services. These payments may create a conflict of interest by influencing your Financial Intermediary to make available the Fund over other mutual funds or investments. You should ask your financial intermediary about differing and divergent interests and how it is compensated for administering your Fund investment.

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Investment Objectives and Principal Investment Strategies

Investment Objective. The Fund seeks long-term growth of capital and current income .

Principal Investment Strategies. The Fund is an actively managed exchange-traded fund (“ETF”) that that will invest, under normal circumstances, in a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the [ ] Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash or cash equivalents (the “Cash Equivalents”). In addition, the Fund also may opportunistically employ an options spread strategy, as discussed in more detail below.

In making investment decisions for the Fund, the Portfolio Managers utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but are primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Portfolio Managers will adjust the Fund’s portfolio allocation between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the Portfolio Managers use the TUG Model to assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond or Cash Equivalents.

The TUG Model monitors several moving averages of various lengths to measure underlying trends within the [          ] Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength. The Fund’s exposure to sectors may change over time.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents to respond to adverse market, economic, political, or other conditions, to look for suitable investment opportunities, or to maintain liquidity.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Options Spread Strategy

The Portfolio Managers also may opportunistically invest in options to seek to enhance the Fund’s return. The Fund’s options spread strategy typically consists of two components: (i) selling call options on the [          ] Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference assets.

Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.

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Long Call Options. When the Fund purchases a call option, the Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Fund exercises its call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale. The Fund’s option spread strategy typically consists of two components: (1) selling call options on the [          ] Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (2) simultaneously reinvesting a portion of such premium to buy call options on the [          ] Index. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the [          ] Index. The call options used by the Fund will be traded on a national securities exchange and be settled in cash.

Additional Policies of the Fund

Temporary Defensive Positions. In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Fund might not be achieved.

Investment Risks

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Securities Risk. The Fund invests in options that derive their performance from the performance of the Nasdaq-100 Index. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

●	Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

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The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or ignificantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions and derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Fixed Income Risk. Current market conditions and the actions of governmental authorities and regulators in response to COVID-19 and its far-reaching effects present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the current environment is exposing fixedincome and debt markets to significant volatility and reduced liquidity for Fund investments.

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●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

●	Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

●	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

●	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.

Manufacturing Sector Risk. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Market Capitalization Risk (Large-Capitalization Investing). The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown whether circumstances related to the COVID-19 or other pandemics will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Other Investment Company Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.

Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

Tax Risk. The writing of options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Fund may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Investors should recognize that investing in securities presents certain risks that cannot be avoided. There is no assurance that the investment objectives of any Fund will be achieved. The following includes some of the principal and non-principal risks involved in investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Investing in securities creates indirect exposure to the various business risks to which their issuers are subject, which may include sector-, industry-, or region-specific risks. There is more information about these and other risks in the Statement of Additional Information (SAI).

Fund Organization and Management

Shelton Funds. Shelton Funds, a Delaware statutory trust (the “Trust”), is a family of nine no-load mutual funds, including the Fund; the other series of the Trust are described in another prospectus. The Board of Trustees (the “Board” or the “Trustees”), consisting of four individuals, has primary responsibility for the oversight of the management of the Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Trust to enter into service agreements with Shelton Capital Management and other service providers to provide necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements.

Shelton Capital Management. The investment advisor for the Fund is Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202. Shelton manages over $6 billion of assets as of __________, 2026. Shelton has been managing mutual funds since 1985. Shelton is responsible for managing the Fund and handling the administrative requirements of the Fund. As compensation for managing the Fund, Shelton receives a management fee from the Fund of [__]% of the Fund’s average daily net assets.

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The Fund’s management agreement provides that Shelton will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

Shelton retains responsibility for portfolio management, including making investment decisions, executing trades in portfolio securities, and selecting brokers to effect such transactions. Acting under the supervision of the investment adviser, the sub-adviser is responsible for managing the composition of the Fund’s basket used in the creation and redemption of creation units. This includes determining the securities and cash components that authorized participants must deliver to or receive from the Fund in connection with such transactions, in a manner consistent with the Fund’s investment objective and regulatory requirements.

Portfolio Managers

The Fund is managed by a team of portfolio managers comprised of [           ]

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Distribution and Shareholder Service (12b-1) Fees

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

How to Buy Shares

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund’s designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

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The Fund reserves the right to make redemptions of shares for cash.

Shares of the Fund are listed for trading on NYSE Arca. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of the Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

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Financial Intermediaries

You may purchase or sell Fund shares through a financial intermediary, which may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Financial intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. In addition, a broker may charge a commission to its customers on transactions in Fund shares, provided the broker acts solely on an agency basis for its customer and does not receive any distribution-related payment in connection with the transaction. Shareholders who are customers of financial intermediaries or participants in programs serviced by them should contact the financial intermediaries for additional information. A financial intermediary may be the shareholder of record of your shares. The Fund, Shelton, the Distributor and each of their respective directors, trustees, officers, employees, and agents are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

Shelton, out of its own resources, and without additional cost to the Fund or their shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to financial intermediaries for the inclusion of the Fund on the sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in U.S. Securities and Exchange Commission (“SEC”) rules. In some instances, in order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust and comply with certain terms and conditions as set forth in SEC rules.

Determination of Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at its current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the valuation designee. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.sheltoncap.com.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes net realized capital gains, if any, to shareholders annually. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

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Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of the Fund and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in the Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in the Fund subject to special tax rules, such as: financial institutions and insurance companies; regulated investment companies and real estate investment trusts; dealers or traders in securities that use a mark-to-market method of tax accounting; investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares; entities classified for income tax purposes as partnerships or S corporations or that are otherwise flow-through entities for tax purposes, or that invest through such an entity; investors whose investment in the shares is made by or through a tax-exempt entity or tax -advantaged retirement account; or investors subject to either the U.S. alternative minimum tax or the U.S. corporate minimum tax.

This discussion applies only to persons who are beneficial owners of shares for federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

Taxation of the Fund

The Fund expects, and the following discussion assumes, that it will qualify under the Code as regulated investment companies (“RICs”). To qualify as a RIC for a taxable year, the Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. The Fund cannot guarantee that it will qualify as a RIC for each taxable year. If the Fund fails to qualify as a RIC, it would be subject to U.S. federal income taxes at corporate tax rates on its taxable income, and income of the Fund would also be taxed to shareholders when distributed to them.

If the Fund qualifies as a RIC, it will be exempt from federal income taxes if it distributes at least 90% of its net investment income (determined before taking into account any deductions for dividends paid) and any realized net capital gains. The Fund expects, and this discussion assumes, that it will satisfy these distribution requirements, but there can be no assurance that this will be the case for each taxable year of the Fund. Any taxable income, including any net capital gain, that the Fund does not timely distribute (or timely report as undistributed capital gains taxable to its shareholders as if distributed) will be subject to U.S. federal corporation income.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when: the Fund makes distributions, you sell your shares listed on the Exchange, and you purchase or redeem Creation Units.

Taxation of U.S. Shareholders

Except where otherwise stated, the discussion in this section applies only to U.S. Shareholders of the Fund. A “U.S. Shareholder” is beneficial owner of shares that is (i) an individual U.S. citizens or U.S. resident, (ii) corporations (and other entities classified as corporations for U.S. federal income tax purposes) organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Taxes on Distributions

For U.S. federal income tax purposes, shareholders are subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to the shareholders. In general, distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long-term capital gains, regardless of how long you have held your shares. The Fund will realize long-term capital gain from the sale of investments that the Fund owned for more than one year and short-term capital gain from the sale of investments that the Fund owned for one year or less. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, generally are subject to federal income tax for non-corporate shareholders at the rate for net capital gain provided the Fund and the shareholder satisfy holding period and other restrictions with respect to their Fund shares. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. Corporate shareholders may take the 50% dividends-received deduction only if certain holding period and other requirements are satisfied by the Fund and the shareholders.

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Some of the Fund’s investments, such as certain option transactions, may be “section 1256 contracts.” Section 1256 contracts owned by the Fund generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis and resulting gains or losses generally will be treated as 60% long-term capital gains or losses and 40% short-term capital gains or losses.

If the Fund invests in stock of an issuer that qualifies as a real estate investment trust (“REIT”) for U.S. income tax purposes, it may be eligible to pay “section 199A dividends” to its shareholders with respect to qualifying dividends received by the Fund from its investment in REITs for tax years beginning before 2026. Distributions paid by the Fund designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that the shareholder receiving the dividends satisfies certain holding period requirements for the shareholder’s shares and satisfies certain other conditions. Distributions paid by the Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from REITs for the year reduced by the Fund’s allocable expenses.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of a shareholder’s basis in the shares, and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

The Fund may elect to treat any net capital gains that it retains for reinvestment as having been distributed to its shareholders. If the Fund makes such an election, each shareholder must report its share of the undistributed net capital gain as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such amount as a credit against its own U.S. federal income tax liability, and to claim a refund to the extent that the credit exceeds such tax liability. A shareholders adjusted basis in its shares will be increased by the excess of the amount of the retained net capital gains over the amount of the related refund and/or credit.

Taxes on Exchange-Listed Share Sales

A shareholder who sells shares of the Fund generally will recognize a gain or a loss equal to the difference between the amount received and the shareholder’s aggregate adjusted basis in the shares sold. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. The ability to deduct capital losses from sales of shares may be limited.

Any loss realized on a disposition of share may be disallowed under “wash sale” rules to the extent that the shares sold are replaced with other substantially identical shares within a period of 61 days beginning 30 days before the shares are sold, such as pursuant to a dividend reinvestment in other shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Persons exchanging securities should consult their tax advisor concerning whether the wash sale rules apply and when a loss might be deductible.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss on the exchange equal to the difference between (i) the market value of the Creation Units at the time of the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of a resulting gain or loss.

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An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received (generally equal to the difference between the NAV of the shares being redeemed and the value of the securities). The Internal Revenue Service (“Service”), however, may assert that any loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

See “ADDITIONAL TAX INFORMATION-Cost Basis Reporting in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

Medicare Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income, including ordinary dividends and capital gain distributions received from Fund and net gains from redemptions or other taxable dispositions of Fund shares owned by U.S. individuals, estates and trusts to the extent that such person’s gross income, as adjusted, exceeds certain threshold amounts.

Information Reporting; Backup Withholding

Payments on the shares and proceeds from a sale or other disposition of shares will be subject to information reporting unless the shareholders is an exempt recipient. A shareholder will be subject to backup withholding on such payments, currently at the rate of 24%, if the shareholder (i) has provided either an incorrect tax identification number or no such number, (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Service.

Taxation of Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of the Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as: former U.S. citizens and residents and expatriated or inverted entities; a nonresident alien individual present in the United States for 183 days or more in a taxable year; a controlled foreign corporation, passive foreign investment company, or a foreign government; or a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions of “investment company taxable income” received by a Foreign Shareholder from the Fund (whether or not reinvested in shares of the Fund) will be subject to U.S. federal withholding tax at a 30% rate (or lower applicable treaty rate), except that such distributions properly reported as short-term capital gain dividends or interest-related dividends will be exempt from U.S. withholding tax.

A Foreign Shareholder in the Fund also is generally not subject to U.S. federal income tax on capital gain dividends or on amounts retained by the Fund that are properly designated as undistributed capital gains, and is not subject to U.S. federal income taxation on any gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund. However, if the Fund were a “qualified investment entity,” any distributions by the Fund to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of “U.S. real property interests” or attributable to certain distributions received by the Fund from a lower-tier RIC or real estate investment trust, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of the Fund. In addition, if the Fund were a U.S real property holding corporation (a “USRPHC”) or former USRPHC, it could, in certain circumstances. be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. See the discussion under “ADDITIONAL TAX INFORMATION -Foreign Shareholders” in the SAI for more information concerning the matters described in this paragraph.

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Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of the Fund.

Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is timely furnished to the IRS.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gain dividends, or for a reduced rate of withholding taxes under an income tax treaty on distributions from the Fund, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (generally, an IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable). To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Under provisions of the Code commonly referred to as “FATCA”, the Fund must withhold 30% of certain distributions it pays to foreign shareholders that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable Form W-8, respectively. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in the Fund.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur. For more information concerning the federal income tax treatment of owning, selling and redeeming shares of the Fund, see the discussion in the SAI under “ADDITIONAL TAX INFORMATION.”

Other Policies

Consolidated Mailings & Householding

Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. We send these statements to all shareholders unless shareholders specifically request otherwise. These statements include a summary of all Fund held by each shareholder as identified by the first line of registration, social security number and zip code. Householding refers to the practice of mailing one Prospectus, Annual Report and Semi-Annual Report to each home for all household investors. If you would like extra copies of these reports, please download a copy from www.sheltoncap.com or call the Fund at (800) 955-9988. If you would like to elect out of household-based mailings or to receive a complimentary copy of the current SAI, annual or semi-annual report, please call Shelton or write to the Secretary of the Fund at 1125 17th Street, Suite 2550, Denver, CO 80202.

Electronic Delivery of Documents

You may sign up for electronic statements online or by calling shareholder services at (800) 955-9988. If you sign up over the telephone, a temporary password will be issued to you and you must reset the password to secure your account and access.

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Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

Learn More

This Prospectus contains important information on the Fund and should be read and kept for future reference. You can also get more information from the following sources:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments, when available, will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund. The SAI is incorporated by reference into this Prospectus, making it a legal part of the Prospectus.

How to Obtain Additional Information

You may obtain a copy of the SAI, the Fund’s annual and semi-annual reports to shareholders, and other information such as the Fund’s financial statements, free of charge by calling the Fund at (800) 955-9988, by accessing the Fund’s website at www.sheltoncap.com, or by emailing the Fund at info@sheltoncap.com.

The Fund’s reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-4417

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Notice of Privacy Policy

FACTS	WHAT DO SHELTON CAPITAL MANAGEMENT AND SHELTON FUNDS DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund choose to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DO WE SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purpose – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	N/A
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	N/A
For non-affiliates to market to you	No	N/A
WHO WE ARE
Who is providing this notice?	Shelton Funds
WHAT WE DO
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness ● affiliates from using your information to market to you ● sharing for non-affiliates to market to you

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State laws and individual companies may give you additional rights to limit sharing.
DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.
OTHER IMPORTANT INFORMATION
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Use of Email Addresses:

If you have requested information regarding Shelton products and services and supplied your email address to us, we may occasionally send you follow-up communications or information on additional products or services. Additionally, registered clients can subscribe to the following email services:

●	Prospectus and Shareholder Reports- Receive prospectuses and shareholder reports online instead of by U.S. Mail.

●	Paperless Statements- Receive an e-mail with a link to our Website informing you that our investor statements are available online to view, print or download.

●	Tax Form Alerts- Receive an e-mail in early January informing you if you will receive tax forms for your taxable Shelton mutual Fund, including the approximate date they will be mailed.

We also include instructions and links for unsubscribing from Shelton emails. We do not sell email addresses to anyone, although we may disclose email addresses to third parties that perform administrative or marketing services for us. We may track receipt of emails to gauge the effectiveness of our communications.

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The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI	Subject to Completion	February 19, 2026

Shelton Funds

1125 17th Street, Suite 2550

Denver, CO 80202

(800) 955-9988

Statement of Additional Information –  _________, 2026

SHELTON TACTICAL GROWTH & INCOME ETF ([TIKR])

Primary Listing Exchange for the Fund: NYSE Arca

CCM Partners, LP dba Shelton Capital Management, Investment Adviser and Administrator of the Fund (“Adviser” or “Administrator”)

This Statement of Additional Information (“SAI”) is not the Prospectus of the Shelton Tactical Growth & Income ETF (the “Fund”), but provides additional information which should be read in conjunction with the Prospectus dated [         , 2026] (as may be amended), which is incorporated by reference into this SAI. The Fund’s Prospectus and most recent Annual Report may be obtained at no charge by visiting http://sheltoncap.com, or contacting the Fund at the address or telephone number shown above. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus.

About Shelton Funds

Shelton Funds is an open-end management investment company organized as a Delaware statutory trust (“the “Trust”). The Trust issues its shares of beneficial interest with no par value in different series, each known as a “Fund”. Shares of the Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Shareholders have no preemptive or other right to subscribe to any additional shares.

The Trust originally was organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, and was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The Trust was renamed Shelton Funds on November 22, 2011.

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either “diversified” or “non-diversified.” The Shelton Tactical Growth & Income ETF is classified as “non-diversified.”

Currently, the Trust has eleven (10) Funds, each of which maintains an entirely separate investment portfolio. The other ten funds are described in a separate Statement of Additional Information.

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of 10,000 shares.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. The Fund’s annual report, when available, will contain additional performance information and will be made available to investors upon request and without charge.

Investment Objectives and Policies of the Fund

The investment objectives and investment policies of the Fund is set forth in the current Prospectus of the Fund. The following information supplements the information contained in the Prospectus, and the Fund will pursue its investment objective by following the principal investment strategies set out in the Prospectus. The Fund may also invest in the following types of assets and/or employ the following investment techniques, as indicated below.

There can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given at least 60 days’ advance notice of any change in the Fund’s 80% investment policy. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

Investment Techniques and Risks

General Risks

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. A Fund also may incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such portfolio companies to lose value.

Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Geopolitical tensions introduce uncertainty into global markets. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.

Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict present a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, the Red Sea crisis has led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure.

The Fund invests in a variety of securities in accordance with its investment objective and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Description Of Permitted Investments

The following are descriptions of the Fund’s permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments, or ETFs that invest in such instruments, or engage in any of the following investment practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.

Borrowing. Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

Debt Securities. In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Adviser attempts to reduce credit and market risk through diversification of the Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.

A Fund’s investments in debt securities may subject the Fund to the following risks:

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.

Credit Ratings Risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension Risk. A Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income Risk. A Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. A Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less. Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. A Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. A Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rates are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as the Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as the Fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

Equity Securities. Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of such Fund’s Shares to decline. An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference, and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Large-Capitalization Companies — Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company, and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Exchange-Traded Funds. The Funds may invest in shares of other exchange-traded funds (“ETFs”). As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.

Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV. The Funds also may invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

Illiquid Investments. A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

A Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Options. Each Fund may purchase and write (sell) put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

If the call option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price or pay the difference. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.

A Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” To close out an option position, the Fund may enter into a “closing transaction,” which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them, (3) there may not be a liquid secondary market for options, and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The writing of options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Fund may also be subject to the federal tax rules applicable to straddles under the Code. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

New rules and regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The costs of derivatives transactions also may increase due to regulatory requirements imposed on clearing members, which may cause clearing members to raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Fund to new kinds of risks and costs.

Rule 18f-4 under the 1940 Act (“Rule 18f-4”) imposes limits on the amount of leverage risk to which a fund may be exposed through the use of such derivatives and requires the adoption of certain derivatives risk management measures. Under Rule 18f-4, a fund’s investment in such derivatives is limited through value-at-risk (“VaR”) testing. Specifically, the VaR of the fund’s portfolio may not exceed 200% of the VaR of a specific unleveraged designated reference portfolio using relative VaR testing (or 20% of the value of the fund’s net assets using absolute VaR testing). Generally, a fund whose derivatives exposure exceeds 10% of its net assets is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. Funds whose derivatives exposure does not exceed 10% of their net assets may be considered limited derivatives users and are not required to comply with all of the conditions of Rule 18f-4, including the adoption of a derivatives risk management program and appointment of a derivatives risk manager, though they are required to adopt policies and procedures designed to manage derivatives risk. Compliance with Rule 18f-4 may adversely affect the Fund’s performance and/or increase costs related to the Fund’s use of derivatives.

Other Short-Term Instruments. In addition to repurchase agreements (described below), the Funds may invest in other short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending

Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury, and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of the potential for a downgrade.

An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.

Investment Restrictions

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1. Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3. Make loans, except to the extent permitted under the 1940 Act.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. For purposes of fundamental policy no. 2 above, senior securities may include any obligation or instrument constituting a security issued by the Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, the Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

Exchange Listing And Trading

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

Portfolio Turnover

The Adviser manages the Fund generally without regard to restrictions on portfolio turnover. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Expenses to the Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

Temporary Defensive Positions

In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Funds might not be achieved.

Disclosure of Portfolio Holdings

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

Management of the Trust

Trustees and Officers

The Trustees of the Trust have the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities. The Trustees appoint the officers of the Trust who are responsible for administering the day-to-day operations of such Trust and its funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below.

Qualifications of Independent Trustees

Individual Trustee qualifications are noted in the table below. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.

●	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the funds, including legal, accounting, the financial industry and the investment industry.

●	No conflicts which would interfere with qualifying as independent.

●	Appropriate interpersonal skills to work effectively with other Independent Trustees.

●	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.

●	Diversity of background.

TRUSTEES
Name, Address, and Year of Birth	Positions Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Director During Past 5 Years	Experience
Independent Trustees
Kevin T. Kogler*, 1966	Trustee	Since 2006	Director MicroBiz AM LLC, (June 2015 to present); President & Founder of MicroBiz, LLC (2012 to present); Principal, Robertson Piper Software Group, (2006 to 2012); Senior Vice President, Investment Banking, FBR Capital Markets (2003 to 2006).	21	Shelton Funds	Experience in investment banking and technology industry. M.B.A.

Stephen H. Sutro*, 1969	Trustee	Since 2006	Managing Partner, San Francisco, Duane Morris LLP (law firm), (2014 to present); Partner, Duane Morris LLP (2003 to 2014).	21	Shelton Funds	Service on Boards for nonprofit organizations, J.D.

Marco L. Quazzo*, 1962	Trustee	Since 2014	Principal, Bartko Zankel Bunzel & Miller, (March 2015 to present); Partner, Barg Coffin Lewis & Trapp LLP (law firm), (2008 to March 2015).	21	Shelton Funds	Experience with risk management for mortgage banks, investment banks, and real estate investment trusts, J.D.
Interested Trustee[1]
Stephen C. Rogers*, 1966	President, Trustee, and Chairman of the Board	Since 1999	Portfolio Manager, Shelton Capital Management (“Shelton”), (2003 to present); Chief Executive Officer, Shelton, (1999 to present) Secretary (1999 to November 2012)	21	Shelton Funds	Portfolio management and operations experience, MBA.

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
Gregory T. Pusch*, 1966	Chief Compliance Officer and Secretary	Since 2017	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO HarbourVest Partners, 2012-2015; SVP, CCO, Pyramis Global Advisors, 2007-2011

Trevor Shippee*, 1991	Treasurer	Since 2025	Director, Investment Operations, Shelton Capital Management 2021 to present; Associate of Business Development, Pacific Current Group, 2018-2021

[1]	Basis of Interestedness. Stephen C. Rogers is affiliated with Shelton Capital Management Capital Management, which is the investment advisor of Funds.
*	The address of each Trustee and Officer is: 1125 17th Street, Suite 2550, Denver, Colorado 80202.
**	Each Trustee serves an indefinite term, until such Trustees’ successor is elected and appointed, or such Trustee resigns or is deceased. The officers of the Trust are appointed by the Board of Trustees and shall serve until such officer’s resignation or removal.

The Board met four times during the fiscal year ended December 31, 2024. Currently, the Board has an Audit Committee. The responsibilities of the committee and its members are described below.

Board Leadership Structure and Standing Board Committees

Stephen C. Rogers currently serves as the chairman of the Board and has served in such capacity since 1999. Of the Board’s four members, Stephen C. Rogers is the only member who is an “interested person” as that term is defined in the 1940 Act. 1 The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the Board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The Board has also established an Audit Committee, as described below. The Audit Committee is comprised solely of independent trustees. The Board believes that the current leadership structure, with independent trustees filling all but one position on the Board is appropriate and allows for independent oversight of the funds.

Audit Committee: The Board has an Audit Committee comprised only of the Independent Trustees (currently, Messrs. Quazzo, Kogler, and Sutro). The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the funds’ independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditor’s certifications; and (4) review with such independent auditors the adequacy of the funds’ basic accounting system and the effectiveness of the Fund’s internal accounting controls. During the fiscal year ended December 31, 2024, there were four meetings of the Audit Committee.

Risk Oversight by the Board

As previously described, the Board oversees the management of the Funds and meets at least quarterly with management of Shelton Capital Management to review reports and receive information regarding Fund operations. Risk oversight relating to the Fund is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described in the previous section, the Board’s Audit Committee assists the Board in overseeing various types of risks relating to the Funds. The Board receives regular reports from the Audit Committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of Shelton Capital Management during and between meetings, analyzes, evaluates, and provides feedback on Shelton Capital Management’s risk management processes. In addition, the Board receives information regarding, and has discussions with senior management of Shelton Capital Management about, Shelton Capital Management’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Compensation Table

As shown in the following table, the total annual Trustee fees allocated to the Trust are equally divided between each series within the Trust and paid to the Trustees who are not affiliated with Shelton Capital Management. The table provides information regarding the Funds as of December 31, 2025.

Name/Position	Aggregate Compensation from the Fund	Pension or Estimated Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Registrant and Fund Complex Paid to Trustees*
Stephen C. Rogers	$0	None	None	None
President & Trustee

Kevin T. Kogler	$0	None	None	$
Trustee

Stephen H. Sutro	$0	None	None	$
Trustee

Marco L. Quazzo	$0	None	None	$
Trustee

* The Fund Complex includes all series of the Trust, currently 11, and any other investment companies for which any Trustee serves as trustee for and for which Shelton Capital Management provides investment advisory services (currently 20 funds, and 0 funds, respectively).

Dollar Range of Fund shares beneficially owned in the Fund as of December 31, 2025:

Shelton Equity Premium Income ETF
Stephen C. Rogers	None

Marco Quazzo	None

Kevin T. Kogler	None

Stephen H. Sutro	None

Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2025:

Shelton Capital Management Funds
Stephen C. Rogers	Above $100,000
Marco Quazzo	None
Kevin T. Kogler	Above $100,000
Stephen H. Sutro	Above $100,000

Code of Ethics

The Trust, Shelton Capital Management, and RFS Partners, LP (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, Shelton Capital Management, the Sub-Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. There can be no assurance that the codes of ethics will be effective in preventing such activities.

Proxy Voting Policies and Procedures

The Board of Trustees of the Trust has delegated to Shelton Capital Management the authority to vote proxies of companies held in the Fund’s portfolio. Shelton Capital Management has entered into a proxy service agreement with Institutional Shareholder Services, Inc. (“ISS”) and intends to apply ISS’ pre- determined proxy voting guidelines when voting proxies on behalf of the Fund.

Shelton Capital Management recognizes that an investment advisor is a fiduciary that owes its clients, including the Fund, a duty of utmost good faith and full and fair disclosure of all material facts. An investment advisor’s duty of loyalty requires an advisor to vote proxies in a manner consistent with the best interest of its clients and precludes the advisor from subrogating the clients’ interests to its own. In addition, an investment advisor voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. The Board, in conjunction with Shelton Capital Management, seeks to balance the benefits of voting the proxies against the associated costs to the shareholders and have determined that entry into a third-party proxy services agreement is in the best interest of the Trust and its shareholders. The Board will review its determination at least annually.

Shelton Capital Management seeks to avoid material conflicts of interest by voting in accordance with an independent third-party’s pre-determined written proxy voting guidelines (the “Voting Guidelines”). These Voting Guidelines vote proxies in an objective and consistent manner across client accounts, based on internal and external research performed by ISS without consideration of any client relationship factors. Further, Shelton Capital Management may engage a third party as an independent fiduciary, as required, to vote all proxies of the Fund, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Shelton Capital Management’s or ISS’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines.

Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between Shelton Capital Management and the Fund are referred to the Fund’s Board of Trustees. Specifically, Shelton Capital Management will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of Shelton Capital Management’s conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or denies the request, Shelton Capital Management will abstain from voting the securities held by the Fund.

With regard to voting proxies of foreign companies, Shelton Capital Management weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Shelton Capital Management seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, Shelton Capital Management recognizes that the management of a publicly- held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, Shelton Capital Management generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. Shelton Capital Management believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, Shelton Capital Management generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, Shelton Capital Management generally votes in accordance with management on issues that, at Shelton Capital Management’s sole discretion, it believes neither unduly limits the rights and privileges of shareholders nor adversely affects the value of the investment.

Shareholder Beneficial Ownership

Because the Fund is new as of the date of this SAI, there were no shareholders of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.

Investment Management and Other Services

Management Services. CCM Partners, a California Limited Partnership d/b/a Shelton Capital Management, 1125 Seventeenth Street, Suite 2550, Denver, CO 80202, is the investment advisor to the Funds pursuant to the Investment Advisory Agreement between the Trust on behalf of the Fund and Shelton Capital Management dated October 11, 2016 (the “Agreement”). Shelton manages over $6 billion of assets as of July 31, 2025. Shelton has been managing mutual funds since 1985. Shelton Capital Management is responsible for managing the Funds and handling the administrative requirements of the Funds. Shelton Capital Management is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

As compensation for managing the Fund, Shelton receives a management fee from the Fund of [__]% of the Fund’s average daily net assets. The Fund’s management agreement provides that Shelton Capital Management will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

The Agreement has an initial term of two years, and will be in effect thereafter only if it is renewed for the Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trust or a vote of a majority of the outstanding voting securities of the Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

The Agreement may be terminated without penalty at any time by the Trust with respect to the Fund (either by the applicable Board of Trustees or by a majority vote of the terminating Fund’s outstanding shares). The Agreement may also be terminated by Shelton Capital Management with 60-days’ written notice and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Shelton Capital Management retains responsibility for portfolio management, including making investment decisions, executing trades in portfolio securities, and selecting brokers to effect such transactions. Acting under the supervision of the investment adviser, the sub-adviser is responsible for managing the composition of the Fund’s basket used in the creation and redemption of creation units. This includes determining the securities and cash components that Authorized Participants must deliver to or receive from the Fund in connection with such transactions, in a manner consistent with the Fund’s investment objective and regulatory requirements.

Administrative Services

Pursuant to the Fund Administration Servicing Agreement, Shelton Capital Management (“Administrator”) also serves as the Fund’s Administrator. The Administrator is responsible for handling the administrative requirements of the Fund and, as compensation for these duties, receives fees of 0.10% on the first $500 million in combined assets of the Trust, 0.08% on the next $500 million in combined assets of the Trust, and 0.06% on the Trust combined assets over $1 billion. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Administrator.

Distribution and Services Plan

The Trust has adopted a Distribution and Services Plan (the “12b- Plan”) pursuant to Rule 12b-1 under the 1940 Act. Specifically, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the “Independent Trustees”), adopted the 12b-1 Plan. In Reviewing the Plan, the Board of Trustees considered the proposed range and nature of payments and terms of the Investment Advisory Agreement between the Trust on behalf of the Fund and Shelton Capital Management and the nature and amount of other payments, fees and commissions that may be paid to Shelton Capital Management, its affiliates and other agents of the Trust.

No payments pursuant to the Plan are expected to be made during the twelve month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. Pursuant to the Plan, the Fund may make payments to investment/securities brokers, dealers, plan administrators and the other persons providing services to the Fund, including the Distributor and any affiliate of the Distributor, in the form of fees or reimbursements, as compensation for services provided and expenses incurred: 1) for purposes of promoting the sale of Fund shares; 2) reducing redemptions of Fund shares; 3) maintaining or improving services provided to shareholders; 4) with respect to the sale of Fund shares; 5) for providing personal services to investors in Fund shares or the maintenance of shareholder accounts; 6) paying the costs of and compensating others, including authorized participants with whom the Distributor has entered into written authorized participant agreements, for performing shareholder servicing on behalf of the Fund; 7) compensating certain authorized participants for providing assistance in distributing the shares of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of Fund shares; or 8) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Portfolio Managers

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts managed by the portfolio managers of the Fund as of [_____]:

[                                   ]

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies		$
Other Pooled Investment Vehicles	—	—
Other Accounts	—	—

[                                   ]

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies		$
Other Pooled Investment Vehicles	—	—
Other Accounts		$

[                                   ]

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies		$
Other Pooled Investment Vehicles	—	—
Other Accounts		$

Potential Conflicts of Interest.

Individual portfolio managers may manage multiple accounts. Shelton Capital Management manages potential conflicts between the Fund and other accounts through allocation policies and procedures, internal review processes, including, but not limited to reports and oversight by management. Shelton Capital Management has developed trade allocation systems and controls to help ensure that no one account, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities.

As reflected above, the Sub-Adviser’s Portfolio Managers manage accounts in addition to the Funds. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Sub-Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

Compensation

Compensation of portfolio managers of Shelton Capital Management includes a base salary, cash bonus, and a package of employee benefits that are generally available to all salaried employees. Compensation is structured to emphasize the success of Shelton Capital Management rather than that of any one individual. Compensation is not linked to the distribution of Fund shares or to the performance of any account or Fund. Some of the portfolio managers also participate in equity ownership of Shelton Capital Management. Each element of compensation is detailed below:

Base Salary: Portfolio managers are paid a fixed base salary that is intended to be competitive in light of each portfolio manager’s experience and responsibilities.

Bonus: Bonus payments are based on a number of factors including the profitability of the firm and the employee’s long-term contributions, full-time employees of Shelton Capital Management with sufficient tenure participate in an annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

Incentive Compensation: The portfolio managers may receive incentive compensation based on revenue in relation to certain newly opened accounts.

Partnership interests: In the past Shelton Capital Management has made partnership interests available in its general partner, RFS Partners to employees of Shelton Capital Management. Portfolio Managers have participated in these offerings by purchasing interests in the partnership. Partnership interests may provide pass-through income of the firm’s profits and annual cash distributions based on each Partner’s proportionate profit sharing interest. Distributions are generally determined based on considerations of Shelton Capital Management’s working capital requirements and on estimated tax liabilities associated with the pass-through income.

Employee Benefit Program: portfolio managers participate in benefit plans and programs available generally to all employees, which includes a 401K plan and optional company matching provisions.

Other Service Providers

Principal Underwriter. The Trust and RFS Partners, LP, a California limited partnership, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 1850, Denver, CO 80290.

Transfer Agent and Fund Accounting Agent. State Street Bank and Trust Company, located at 1 Congress Street, Boston, MA 02114, acts as the shareholder servicing agent for the Fund and acts as the Fund’s Transfer Agent. In such capacities it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder record-keeping. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Transfer Agent. Paralel Technologies LLC, located at 1700 Broadway, Suite 1850, Denver, CO 80290, acts as the Fund’s Fund Accounting Agent.

Custodian. State Street Bank and Trust Company, (the “Custodian”) located at 1 Congress Street, Boston, MA 02114, as custodian of the securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distribution on account of the Fund’s securities and (v) makes periodic reports to the Trustees of each Trust concerning the Fund’s operations. As Foreign Custody Manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositaries, and furnishes information relevant to the selection of compulsory depositaries.

Independent Registered Public Accounting Firm. [        ], is the independent registered public accounting firm for the Trust, subject to annual appointment by the Board of Trustees. Cohen & Co conducts an annual audit of the Fund’s annual financial statements.

Independent Legal Counsel to the Independent Trustees. Davis, Graham & Stubbs, 3400 Walnut Street, Suite 700, Denver, Colorado 80205 currently serves as Independent Legal Counsel to the Independent Trustees, and counsel to the Trust.

Policies Regarding Broker-Dealers used for Portfolio Transactions

Decisions to buy and sell securities for the Fund, assignment of its portfolio business, and negotiation of commission rates and prices are made by Shelton Capital Management and the Sub-Adviser. It is the Fund’s policy to obtain the “best execution” available (i.e., prompt and reliable execution at the most favorable security price). If purchases made by the Fund are effected via principal transactions with one or more dealers (typically a market maker firm in the particular security or a selling group member in the case of an initial or secondary public offering) at net prices, the Fund will generally incur few or no brokerage costs. These dealers are compensated through the principal “spread,” and may also charge related transaction fees. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and asked price.

In order to obtain additional research and brokerage services on a “soft dollar” basis, and in order to obtain other qualitative execution services that Shelton Capital Management and the Sub-Adviser believe are important to best execution, Shelton Capital Management and the Sub-Adviser may place over-the-counter (“OTC”) equity transactions and/or place fixed-income transactions with specialized broker-dealers with which they have a “soft dollar” credit arrangement, and that execute such transactions on an agency basis (“Brokers”). When Shelton Capital Management and the Sub-Adviser use Brokers to execute OTC equity transactions and/or fixed-income transactions on an agency basis, Shelton Capital Management and the Sub-Adviser take steps to ensure that the prices obtained in such transactions are competitive with the prices that could have been obtained had the transactions been conducted on a principal basis, i.e., directly with the dealers. However, the total cost (i.e., price plus/minus commission) of executing an OTC equity transaction and/or or a fixed income transaction through a Broker on an agency basis may be less favorable than that of executing that same transaction with a dealer because the Broker will receive a commission for its services, including for the provision of research products, services or credits. Shelton Capital Management and the Sub-Adviser will take steps to ensure that commissions paid are reasonable in relation to, among other things: (i) the value of all the brokerage and research products and services provided by that Broker and (ii) the quality of execution provided by that Broker. Accordingly, Shelton Capital Management and the Sub-Adviser use Brokers to effect OTC equity transactions and/or fixed income transactions for the Funds where the total cost is, in Shelton Capital Management’s and the Sub-Adviser’s opinions, reasonable, but not necessarily the lowest total cost available.

In selecting broker-dealers and in negotiating commissions, Shelton Capital Management and the Sub-Adviser generally considers, among other things, the broker-dealer’s reliability, the quality of its execution services on a continuing basis, the financial condition of the broker-dealer, and the research services provided, which include furnishing advice as to the value of securities, the advisability of purchasing or selling specific securities and furnishing analysis and reports concerning state and local governments, securities, and economic factors and trends, and portfolio strategy. Shelton Capital Management and the Sub-Adviser consider such information, which is in addition to and not in lieu of the services required to be performed by Shelton Capital Management and the Sub-Adviser under the Agreements, to be useful in varying degrees, but of indeterminable value.

The Fund may pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended. Where commissions paid reflect research services and information furnished in addition to execution, Shelton Capital Management and the Sub-Adviser believe that such services were bona fide and rendered for the benefit of its clients.

Voting Rights

The Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific Fund or for the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

Additional Information Regarding Purchases and Redemptions of Fund Shares

Creation Units. The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee. The Fund’s shares are listed on NYSE Arca. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of shares for cash.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, is $250.

The Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee of up to two percent (2%) may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Exchange Listing and Trading. Shares of the Fund are available to the public on the NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. The NYSE Arca may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of the Fund’s shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Clearing Process. Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits (as defined below) that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit. The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders. An Authorized Person for the Participant will call the telephone representative at the number listed on the Fund’s order form (“Order Form”) not later than the cut-off time for placing Orders with the Fund as set forth in the Order Form (the “Order Cut-Off Time”) to receive an Order Number. The Order Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Order Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process. If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process. If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund’s account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Acceptance of Purchase Order. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, provided that the Authorized Participant deposits an initial deposit of cash with the Trust having a value greater than the net asset value of the Shares on the date the order is placed in proper form. In addition to available Deposit Securities and cash that generally comprise a Creation Unit, cash must be deposited in an amount equal to 115% of the market value of any undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to order Cut-Off Time on such date and cash in the appropriate amount is deposited with the Custodian by 1:00 p.m. Eastern Time. The only Additional Cash Deposit that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Additional Cash Deposit shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Additional Cash Deposit to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Additional Cash Deposit, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket. The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Fund shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Fund shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu. The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Fund shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Fund shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests. An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process. If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process. If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket. Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

FEDERAL INCOME TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. Except where otherwise specifically noted, the following does not address any state, local or foreign or estate or gift tax matters.

References to the “Funds” include the Fund and other Funds of the Trust.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon the shareholder’s particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities treated classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial) or foreign accounts, (iv) financial institutions, (v) insurance companies, (vi) broker-dealers, (vii) entities not organized under the laws of the United States or a political subdivision thereof, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (ix) shareholders who are subject to either the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the entity. Owners of pass-through entities that are considering the purchase of shares should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

U.S. federal tax information will be furnished to each shareholder for each calendar year as required by federal law.

Taxation of the Funds

The Funds intend to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. The Funds also intend to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund even though each is a series of the Trust. Furthermore, the Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains and from certain derivatives to the amount of such income that is directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that the Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income or in some cases qualified dividend income. To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and all of its net capital gains, after offsetting any capital loss carryforwards. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Fund may be carried forward indefinitely until they can be used to offset capital gains.

A Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in loss” refers to the excess, if any, of the Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of the Fund’s shares in a 3-year period. Under Code Section 382, if the Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by the U.S. Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. Accordingly, the Funds generally do not expect to distribute any capital gains offset by carried forward capital losses. A Fund cannot carry back or carry forward any net operating losses.

A Fund may elect to treat any post-October capital loss (defined as the company’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as a7rising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Funds).

Equalization Accounting

Each Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions proceeds. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for the Fund for any taxable year in which it is treated as a personal holding company for federal income tax purposes.

Personal Holding Company

A Fund that is a “personal holding company” and that fails to distribute (or to be treated as distributing) all of its investment company taxable income may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, in addition to the 3.8% surtax on net investment income, described under “Surtax on Net Investment Income,” below. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). If 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares.

Distributions of earnings and gains are taxable to shareholders even if such distributions are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make). Any gain resulting from the sale of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for a dividends-received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If the Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale of exchange-listed shares or redemption of Creation Units by an Authorized Participant may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares or units will be adjusted to reflect the disallowed loss. The deductibility of capital losses is subject to limitations.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

A Fund may own shares in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of making the mark-to-market election, the Fund would report any gains (reduced by allowable losses) as ordinary income, and deductions for losses would be allowable only to the extent of previously recognized gains.

By making the mark-to-market election, the Fund could potentially mitigate certain adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, the Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Funds for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election would not be qualifying income for a regulated investment company unless such earnings are (i) distributed in the taxable year in which they are included, or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. In order to make a QEF election, the Fund must obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Dividends paid by PFICs or foreign corporations that were PFICs in the year preceding the payment of the dividend are not eligible to be treated as qualified dividend income.

If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

A Fund also may invest in entities classified as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or constructively, by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of the foreign corporation by vote or by value (“U.S. shareholders”). If the Fund is a U.S. shareholder with respect to a CFC, the Fund generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by the Fund as subpart F income of a CFC are qualifying income for a regulated investment company under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions will be treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions, except as may be provided in future Treasury Regulations.

Non-U.S. Taxes

Funds that invest in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund would also be subject to certain limitations imposed by the Code.

If the Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement. For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Funds make no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund. Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of such Fund.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions and certain futures transactions may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by such Fund which is taxed as ordinary income when distributed to shareholders. Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund, or a Subsidiary, may invest are not clear in various respects. As a result, the IRS could challenge such Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of such Fund as a regulated investment company.

The Funds may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, and certain futures contracts may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally is required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by the Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by the Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Funds in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

High-Risk Securities

The Funds may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of, or in default, present special tax issues for the Fund. The application of the tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by the Fund if the Fund invests in such securities in order to increase the likelihood that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Transfers between Classes of a Single Fund

Exchanges of shares between classes of a single Fund are generally not taxable transactions. Certain “significant holders” of the Fund within the meaning of Treasury Regulation Section 1.368-3(c)(1) will be required to include in their federal income tax returns for the year of the exchange of one class of stock for another the information listed in Treasury Regulation Section 1.368-3(b). The term “significant holders” refers to shareholders of the Fund who own at least one percent (by vote or value) of the total outstanding shares of the Fund, as well as shareholders who own shares of the Fund (immediately before the exchange in question) having a tax basis of at least $1 million.

Real Estate Investment Trusts

If the Fund were to invest in REITs, its REIT equity securities could result in such Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxable years beginning before January 1, 2026, for taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income). Qualified REIT dividends” are ordinary dividends from REITs other than capital gains dividends and REIT dividends designated as qualified dividend income. Under Treasury Regulations, a regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that the Funds may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Funds receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to the Fund that it is a U.S. person not subject to such withholding. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Funds (or their administrative agents) must report to the IRS and furnish to fund shareholders the cost basis information for every fund share purchased on or after January 1, 2012 (“covered shares”) when redeemed, exchanged or otherwise sold and whether the shares had a short-term or long-term holding period. In addition, the Funds must report the gross proceeds from the sale of all Fund shares (regardless of whether the shares are covered shares).

The Fund will allow shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election for covered shares by a shareholder, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once the Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, to the extent that such taxpayer’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest and dividends (other than exempt-interest dividends), royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans, and other tax-qualified plans, as well as by tax-exempt entities. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and such entities and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisor to determine the suitability of a particular Fund and the applicability of any federal, state, local, or foreign taxation.

Yield Disclosure and Performance Information

As noted in this SAI, the Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund’s past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Fund to compute or express performance is discussed below.

Average Annual Total Return

Total return for the Fund may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for the Fund will be limited to or accompanied by standardized information on the Fund’s average annual compounded rate of return over the most recent four calendar quarters, five years, 10 years (if applicable) and over the life of the Fund (i.e., the period from the Fund’s inception of operations through the end of the most recent calendar quarter). The average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period and assumes reinvestment (on the reinvestment date) of all distributions at net asset value and redemption at the end of the stated period. It is calculated according to the following standardized formula:

P(1+T)n = ERV where:

P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years
ERV	= ending redeemable value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year periods at the end of a 1-, 5- or 10-year periods (or fractional portion).

Average Annual Total Return (after taxes on distributions):

The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions:

P(1+T)n = ATVD

where:

P	= a hypothetical initial payment of $1,000.
T	= average annual total return (after taxes on distributions).
n	= number of years
ATVD	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions but not after taxes on redemptions.

Average Annual Total Return (after taxes on distributions and redemptions)

The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions:

P(1+T)n = ATVDR

where

P	= a hypothetical initial payment of $1,000.
T	= average annual total return (after taxes on distributions and redemptions). n = number of years
ATVDR	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemptions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Distribution Rate

Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of the Fund’s distribution rate are based on the distributions per share, which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, the Fund uses the same assumptions that apply to its calculation of yield. The distribution rate will differ from the Fund’s yield because it may include capital gains and other items of income not reflected in the Fund’s yield, as well as interest income received by the Fund and distributed to shareholders which is reflected in the Fund’s yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund’s shares and should not be considered to be a complete indicator of the return to the investor on his investment.

Comparisons

From time to time, advertisements and investor communications may compare the Fund’s performance to the performance of other investments as reported in various indices or averages, in order to enable an investor better to evaluate how an investment in a particular Fund might satisfy his investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., Morningstar or other widely recognized independent services that monitor the performance of mutual funds. The performance analysis will include the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. Independent sources may include the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue’s Money Fund Report, Barron’s, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal. Additionally, the Fund may compare its performance to the 500 Index, CBOE S&P BuyWrite Monthly Index, or the S&P/Citigroup Value Index. These indices are unmanaged indices of common stock prices. The performance of each index is based on changes in the prices of stocks comprising such index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of each index. The performance of the Fund may also be compared to compounded rates of return regarding a hypothetical investment of $10,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates of 5%, 7.5% and 10%. In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to the Fund’s portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that the Fund will continue its performance as compared to any such averages.

Miscellaneous Information

Shareholders of the Fund, who so request, may have their dividends paid out monthly in cash.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of the Fund’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.

Financial Statements

Because the Fund has not yet commenced operations as of the date of this SAI, there are no audited financial statements for the Fund.

Appendix A

Description Securities Ratings

A debt obligation rating by Moody’s, Fitch, or S&P reflects their current assessment of the creditworthiness of an obligor with respect to a specific obligation. The purpose of the rating systems is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. A rating is not a recommendation as to investment value, in as much as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or from other sources that the rating agencies deem reliable. The ratings are based on the opinion and judgment of the rating agencies and may prove to be inaccurate. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

Unless a modifier is included, all references in this SAI and the Fund’s Prospectus to a rating classification incorporate the full range of modifiers for the classification. For example, a reference to Moody’s “Baa” or S&P’s “BBB” quality rating incorporates Baa1 to Baa3 and BBB+ to BBB-, respectively.

The following is a description of the characteristics of ratings as recently published by Moody’s, Fitch and S&P.

Ratings by Moody’s (Moody’s Investors Service) (from Moody’s Investors Service, Rating Symbols and Definitions, December 2016).

Global Long-Term Rating Scale. Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium grade and subject to moderate credit risk, and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Ratings by Fitch (Fitch Ratings) (from Fitch Ratings, Definitions of Ratings and Other Forms of Opinion, March 2017).

Long-Term Ratings Scales – Issuer Credit Rating Scales.

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind seems probable.
C	Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;
d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced: an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Ratings of Structured, Project & Public Finance Obligations – Long-Term Rating Scales

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C	Exceptionally high levels of credit risk. Default appears imminent or inevitable.
D	Default. Indicates a default. Default generally is defined as one of the following:

a.	Failure to make payment of principal and/or interest under the contractual terms of the rated obligation; b.
b.	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or c.
c.	The distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults. “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns. Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

30

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Ratings by S&P (Standard & Poor’s Ratings Group) (from Standard & Poor’s Ratings Definitions, August 2016)

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation and the promise Standard & Poor’s imputes; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation

(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

	(3)	Amendment dated November 17, 2011 to the Certificate of Trust dated August 8, 2006 –is incorporated by reference to Post-Effective Amendment No. 58, as filed on December 31, 2019 (Accession No: 0001398344-18-018815).

	(4)	Amendment dated July 24, 2025 to the Agreement and Declaration of Trust dated August 8, 2006, is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

(b)	(1)	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Amendment dated May 7, 2020 to Bylaws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(c)	Provisions defining the rights of securities holders are contained in Article III and Article V of the Registrant’s Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing) and Article II of the Registrant’s By-Laws (incorporated herein by reference to Exhibit (b)(1) of this filing).

(d)	Investment Advisory Contracts

	(1)	Amended and Restated Investment Advisory Agreement dated March 4, 2022, between Shelton Funds and CCM Partners, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, as filed on January 11, 2023 (Accession No. 0001387131-23-000259).

	(2)	Investment Advisory Agreement dated February 14, 2013 between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund) and CCM Partners is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017. (Accession No. 0001398344-17-016363).

(3)	Amendment No. 1 to the Investment Advisory Agreement dated February 14, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund), is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, as filed on January 11, 2023 (Accession No. 0001387131-23-000259).

(4)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement dated March 4, 2022, between Shelton Funds and CCM Partners, with respect to the Shelton Tactical Growth & Income ETF, to be filed by subsequent amendment.

(e)	Underwriting Contracts

(1)	Distribution Agreement dated February 8, 2018 between Shelton Funds and RFS Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(2)	Amended and Restated Appendix A dated February 6, 2020 to Amended & Restated Underwriting Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(3)	Amendment No. 1 dated November 12, 2020 to the Distribution Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(4)	Amendment No. 2 to the Distribution Agreement dated February 18, 2018, between Shelton Funds, on behalf of the Shelton Tactical Growth & Income ETF, and RFS Partners, LP, to be filed by subsequent amendment.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	(1)	Amended and Restated Custody Agreement dated December 12, 2017 between Shelton Funds and U.S. Bank National Association is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

	(2)	Custody Agreement between Shelton Funds, SCM Trust, and State Street Bank and Trust Company, to be filed by subsequent amendment.

(h)	Other Material Contracts

	(1)	Restated Administration Services Agreement dated January 1, 2007 between Shelton Funds (f/k/a California Investment Trust) and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Amendment No. 1 dated effective as of January 1, 2011, to the Restated Administration Agreement dated January 1, 2007 between Shelton Funds and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

	(3)	Transfer Agency and Services Agreement dated August 14, 2025 between Shelton Funds, SCM Trust, and Paralel Technologies LLC, is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

	(4)	Trust Accounting Agreement dated August 14, 2025 between Shelton Funds, SCM Trust, and Paralel Technologies LLC, is to be filed by subsequent amendment.

	(5)	Amended & Restated Shareholder Services Plan dated March 8, 2024 is incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, as filed on December 30, 2024 (Accession No. 0001999371-24-015924).

	(6)	Expense Limitation Letter dated August 14, 2025, is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

	(7)	Expense Limitation Letter dated November 14, 2025, is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

(i)	Legal Opinion and Consent of Counsel as to legality of shares.

	(1)	Opinion of Paul, Hastings, Janofsky & Walker LLP is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

	(2)	Opinion of Davis Graham & Stubbs LLP with respect to the Institutional Class of the Nasdaq-100 Index Fund is incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, as filed on March 4, 2022 (Accession No. 0001387131-22-003192).

	(3)	Opinion of Davis Graham & Stubbs LLP with respect to the Institutional Class of the Shelton Sustainable Equity Fund (formerly known as the Shelton Green Alpha Fund) is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, as filed on October 7, 2022 (Accession No. 0001387131-22-010344).

	(4)	Opinion of Davis Graham & Stubbs LLP with respect to the Shelton Tactical Growth & Income ETF, to be filed by subsequent amendment.

(j)	Other Opinions

(1) Consent of Cohen & Company, Ltd., is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

(k)	Omitted Financial Statements - Not applicable.

(l)	Initial Capital Agreement - Not applicable.

(m)

(1)	Amended and Restated Distribution and Services Plan dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(2)	Amended and Restated Distribution and Services Plan dated February 8, 2018, as revised August 23, 2023, is incorporated by reference to Post-Effective Amendment No. 72, as filed on December 29, 2023 (Accession No. 0001999371-23-001333).

(n)	Amended and Restated Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, as filed on October 7, 2022 (Accession No. 0001387131-22-010344).

(o)	Reserved.

(p)	Code of Ethics

(1) Joint Code of Ethics of Shelton Funds, SCM Trust, Shelton Capital Management and RFS Partners, LP, is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

(q)	Other.

(1) Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on December 28, 2017 (Accession No. 0001398344-17-016363).

(2)	Secretary’s Certificate pursuant to Rule 483(b) – is incorporated by reference to Post-Effective Amendment No. 58, as filed on December 31, 2018 (Accession No: 0001398344-18-018815).

Item 29. Persons Controlled by or under Common Control with Registrant.

As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.

Item 30. Indemnification

Article VII of the Registrant’s Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person’s conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person’s conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant’s underwriter, reference is made to Section 7 of the Amended and Restated Distribution Agreement dated February 8, 2018 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant’s investment adviser, reference is made to Section 11 of each of the Investment Advisory Agreements dated (i) January 1, 2007; and (ii) February 14, 2013 and effective as of March 8, 2013; respectively, between the Registrant and Shelton Capital Management.

Item 31. Business and Other Connections of Investment Adviser

Shelton Capital Management, a California Limited Partnership, is the Registrant’s investment adviser with respect to these Funds. Shelton Capital Management is also the investment adviser to SCM Trust, a diversified, open-end management investment company with 9 series funds. The principal business address of Shelton Capital Management is 1125 17th Street, Suite 2550, Denver, CO 80202.

Name	Position with Shelton Capital Management	Other Business Connections*	Type of Business
Stephen C. Rogers	Chief Executive Officer	Chief Executive Officer, President of RFS Partners, LP	Distributor; Registered Investment Adviser
Nick Griebenow	Portfolio Manager	None	Not Applicable
Tony Jacoby	Portfolio Manager	None	Not Applicable
Barringer H. Martin	Portfolio Manager	Registered representative of RFS Partners, LP	Distributor
Gregory T. Pusch	General Counsel, Chief Compliance Officer	General Counsel of RFS Partners, LP	Distributor
Jeffrey Rosenkranz	Portfolio Manager	None	Not Applicable
Derek Izuel	Chief Investment Officer, Portfolio Manager	None	Not Applicable
Bruce Kahn	Portfolio Manager	None	Not Applicable
Peter Higgins	Head of Fixed Income & Senior Fixed Income Lead Portfolio Manager	None	Not Applicable

*	The principal place of business of RFS Partners is 1125 17th Street, Suite 2550, Denver, CO 80202.

For additional information, please see Part A of this Registration Statement.

Item 32. Principal Underwriters

RFS Partners, LP (“RFS Partners”) is the principal underwriter of the Funds, and in that capacity distributes the shares of the Funds. RFS Partners also serves as the principal underwriter of SCM Trust. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.

To the best of Registrant’s knowledge, the Directors and Officers of RFS Partners are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Officers with Fund
Stephen C. Rogers	Chief Executive Officer, President	Trustee, Principal Executive Officer
Richard F. Shelton, Inc.	General Partner	None
Dennis Patrick Clark	Limited Partner	None
Carrie Worcester Della Flora	Chief Compliance Officer	None
Barringer Harold Martin	Limited Partner	None

*	The Principal Business Address of each Director and Officer of RFS Partners is 1125 17th Street, Suite 2550, Denver, Colorado, 80202.

Item 33. Locations of Accounts and Records.

Accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept at the following offices: (1) Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202 and (2) Paralel Technologies LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290.

Item 34. Management Services

All management-related service contracts are discussed in Part A or Part B of this Registration Statement.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, the State of Colorado, on the 19th day of February, 2026.

SHELTON FUNDS

(Registrant)

By:	/s/ Stephen C. Rogers*
Stephen C. Rogers, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Principal Executive Officer and Trustee	February 19, 2026
Stephen C. Rogers

/s/ Kevin T. Kogler**	Trustee	February 19, 2026
Kevin T. Kogler

/s/ Stephen H. Sutro**	Trustee	February 19, 2026
Stephen H. Sutro

/s/ Marco L. Quazzo***	Trustee	February 19, 2026
March L. Quazzo

/s/ Trevor Shippee	Principal Financial and Accounting Officer	February 19, 2026
Trevor Shippee

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on December 31, 2018.

**	Signed by Gregory T. Pusch pursuant to Powers of Attorney dated May 19, 2017.

***	Signed by Gregory T. Pusch pursuant to Powers of Attorney dated May 22, 2017.

EXHIBIT INDEX

None.